Schedule of Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 570,642	$ 44,142	$ 15,799
Research and development grant receivable			891,482
GST receivable		705,535	77,266
Total trade and other receivables	5,043,589	749,677	$ 984,547
GST receivable	$ 4,472,947	$ 705,535